Average Annual Total Returns - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund	Sep. 29, 2023
Fidelity SAI U.S. Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.09%)
Past 5 years	10.58%
Since Inception	12.34%
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.36%)
Past 5 years	8.67%
Since Inception	10.75%
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.51%)
Past 5 years	8.14%
Since Inception	9.78%
IXYOZ
Average Annual Return:
Past 1 year	(18.23%)
IXYXM
Average Annual Return:
Past 1 year	(18.23%)
Past 5 years	10.61%
Since Inception	12.42%	[1]

[1]	AFrom October 8, 2015.